PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT WITH YOUR
                                    RECORDS.


                            STRONG COMMON STOCK FUND
                             STRONG DISCOVERY FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                             STRONG GROWTH 20 FUND
                        STRONG MID CAP DISCIPLINED FUND
                           STRONG MID CAP GROWTH FUND
                            STRONG OPPORTUNITY FUND
                          STRONG SMALL CAP VALUE FUND
                          STRONG STRATEGIC GROWTH FUND
                        STRONG U.S. EMERGING GROWTH FUND
                               STRONG VALUE FUND



    Supplement to the Statement of Additional Information dated May 1, 2000

STRONG SMALL CAP VALUE FUND

On May 5, 2000, the Board of Directors of the Fund, approved changes to the Fund's non-fundamental investment policies and techniques. Therefore, effective immediately, the information found on page 8 under the heading "INVESTMENT POLICIES AND TECHNIQUES-Strong Small Cap Value Fund" is deleted and replaced with the following:

- The Fund will invest at least 70% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. At least 65% of the Fund's total assets will normally be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization substantially similar to that of companies in the Russell 2500 Index at the time of the Fund's investment. In general, smaller-capitalization companies often involve greater risks than investments in established companies.
- The Fund may invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.
- The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations.
- The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts.


  The date of this Statement of Additional Information Supplement is May 15,
                                     2000.


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